2. Loans: Allowance for Credit Losses on Financing Receivables (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans and Leases Receivable, Allowance, Beginning Balance	$ 21,360,085	$ 24,110,085	$ 26,610,085
Allowance for Loan and Lease Losses, Provision for Loss, Gross	22,484,582	19,008,749	20,907,373
Allowance for Doubtful Accounts Receivable, Charge-offs	(30,811,295)	(29,848,682)	(30,586,363)
Allowance for Loan and Lease Losses, Recoveries of Bad Debts	8,976,713	8,089,933	7,178,990
Loans and Leases Receivable, Allowance, Ending Balance	22,010,085	21,360,085	24,110,085
Financing Receivable	446,358,300	414,720,423	388,989,224
Financing Receivable, Collectively Evaluated for Impairment	$ 446,358,300	$ 414,720,423	$ 388,989,224